Transactions in foreign currency (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
Assets
Cash and cash equivalents | S/	S/ 49,067		S/ 49,216		S/ 80,215	S/ 158,007
Total asset | S/	2,863,245		2,814,115		3,320,623
Liabilities
Interest-bearing loans and borrowings | S/	(1,022,555)		(965,290)
Total liability | S/	S/ (1,411,882)		S/ (1,307,407)		S/ (1,340,594)
USD
Assets
Cash and cash equivalents		$ 4,007		$ 1,157
Trade and other receivables		5,135		7,764
Advances to suppliers for work in progress		1,250		5,534
Total asset		10,392		14,455
Liabilities
Trade and other payables		(29,618)		(18,274)
Interest-bearing loans and borrowings		(149,612)		(300,000)
Total liability		(179,230)		(318,274)
Assets (liabilities)		(168,838)		(303,819)
Cross currency swap position		150,000		300,000
Net monetary position		$ (18,838)		$ (3,819)